Transactions with related parties - Diana Shipping Services S.A., or DSS (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2019	May 24, 2021	Nov. 29, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Management fees to related parties						$ 74,000		$ 878,000
Due to related parties						$ 59,000	$ (115,280)	$ 351,000	$ (122,741)	$ 220,261
OceanPal Inc. Predecessors [Member]
Related Party Transaction [Line Items]
Management fees to related parties							$ 683,121		756,000	$ 728,300
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessors [Member]
Related Party Transaction [Line Items]
Management fees to related parties	$ 174,300		$ 500	$ 300,300	$ 9,337				756,000
Voyage Expenses	$ 63,721	$ 94,672							186,223
Due to related parties									$ 115,280